Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term investments
Held-to-maturity investments	¥ 20,660	$ 2,995	¥ 29,288
Available for sale investments	14,941	2,166	13,805
Trading debt securities	207,670	30,109	14,804
Equity securities measured at fair value	5,265	763	7,925
Investments held by consolidated investment funds measured at fair value	67,443	9,780	26,981
Total short-term investments	315,979	45,813	92,803
Long-term investments
Investments measured at fair value	631,662	91,582	376,957
Total other long-term investments	699,344	101,394	588,245
Investments held by consolidated investment funds measured at fair value	74,751	10,838	80,327
Total long-term investments	774,095	112,232	668,572
Total investments	1,090,074	158,045	761,375
Private Equity Funds Securities
Long-term investments
Investments measured at cost less impairment	27,207	3,944	96,302
Other Investments
Long-term investments
Investments measured at cost less impairment	¥ 40,475	$ 5,868	¥ 114,986